Income taxes (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Major Components Of Tax Expense (Income) [Line Items]
Current income taxes	$ 7,153		$ 797
Statutory tax rate	26.50%	26.50%	26.60%	26.60%
Unrecognized deferred tax liabilities	$ 110,800		$ 73,400
Unrecognized deferred tax assets	$ 15,166		$ 4,884
San Antonio gold project [Member]
Major Components Of Tax Expense (Income) [Line Items]
Current income taxes		$ 4.5		$ 5.8